Summarised financial information - additional information (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jul. 01, 2022	Jun. 30, 2022	Jul. 17, 2019
Reynolds American Inc.
Disclosure Of Summarised Financial Information [Line Items]
Unsecured notes	$ 7,700.0	$ 7,700.0		$ 7,700.0
Outstanding long-term debt	10.00%
Lorillard Inc
Disclosure Of Summarised Financial Information [Line Items]
Unsecured notes	$ 22.1	$ 40.9		$ 40.9
Registered BATCAP bonds in connection with the acquisition of RAI | Reynolds American Inc.
Disclosure Of Summarised Financial Information [Line Items]
Bonds Issued, registered portion	11,000.0
Registered BATCAP bonds in connection with shelf registration
Disclosure Of Summarised Financial Information [Line Items]
Bonds and notes			$ 600.0		$ 12,150.0
Registered BATIF bonds in connection with shelf registration
Disclosure Of Summarised Financial Information [Line Items]
Bonds and notes	$ 2,500.0